Warrants (Details Narrative) - Cash Exercise Of Warrants [Member] - shares	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Warrants exercised	0	0
Stock issued during period, shares, conversion of convertible securities	0	0